Subsequent Events	12 Months Ended
Apr. 30, 2026
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

The Company has evaluated all events and transactions that occurred after April 30, 2026 up through October 14, 2026, which is the date the audited consolidated financial statements are available to be issued, and concluded that no subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.